Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,743,702	₩ 16,873,960	₩ 17,520,013
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,115,333	1,793,766	1,591,342
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,628,369	15,080,194	15,928,671
Commerce service [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	502,264	604,996	556,221
Cellular revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,142,868	1,124,143	1,119,662
Cellular revenue [member] | Wireless service [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,532,377	9,770,423	10,638,982
Cellular revenue [member] | Cellular interconnection [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	494,267	532,156	592,755
Cellular revenue [member] | Other [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,002,903	952,175	910,736
Fixed-line telecommunication services [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	145,314	125,959	73,362
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	92,396	95,865	116,070
Fixed-line telecommunication revenue [member] | International calls [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	137,902	152,918	166,901
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,062,284	905,235	938,066
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	224,453	371,224	401,037
Fixed-line telecommunication revenue [member] | Service [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,064,713	271,956	91,570
Fixed-line telecommunication revenue [member] | Television [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,285,831	1,171,104	1,023,997
Security services revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,764	12,332	404
Commerce services revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,699	45,837	94,085
Commerce services revenue [member] | Commerce service [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	151,690	77,539	1,512
Other revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	228,979	252,142	492,336
Other revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	86,793	81,311	81,139
Other revenue [member] | Products and service [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,336	51,214	25,068
Other revenue [member] | Other [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 442,869	₩ 275,431	₩ 196,110